VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.54%)
Communications (19.87%)
Internet (19.87%)
Alphabet, Inc., Class C(a)	25,805	$70,033,996
Amazon.com, Inc.(a)	37,917	113,427,568
Meta Platforms, Inc., Class A(a)	274,587	86,017,123
Wayfair, Inc., Class A(a)	493,240	76,905,981
		346,384,668

TOTAL COMMUNICATIONS		346,384,668

Consumer, Non-cyclical (4.07%)
Commercial Services (4.07%)
CoStar Group, Inc.(a)	1,011,709	70,981,503

TOTAL CONSUMER, NON-CYCLICAL		70,981,503

Financial (25.39%)
Diversified Financial Services (16.02%)
Mastercard, Inc., Class A	286,554	110,718,735
Upstart Holdings, Inc.(a)	877,672	95,675,025
Visa, Inc., Class A	321,750	72,770,197
		279,163,957

Private Equity (9.37%)
Carlyle Group, Inc.	1,572,478	80,275,002
KKR & Co., Inc., Class A	1,167,789	83,099,865
		163,374,867

TOTAL FINANCIAL		442,538,824

Industrial (10.35%)
Aerospace/Defense (10.35%)
HEICO Corp., Class A	573,481	62,910,866
TransDigm Group, Inc.(a)	190,726	117,523,454
		180,434,320

TOTAL INDUSTRIAL		180,434,320

Technology (38.86%)
Semiconductors (21.63%)
Applied Materials, Inc.	635,076	87,754,802
Lam Research Corp.	125,335	73,937,623
NVIDIA Corp.	218,084	53,400,048
Qorvo, Inc.(a)	571,661	78,477,622

	Shares	Value (Note 2)
Technology (continued)
Semiconductors (continued)
Skyworks Solutions, Inc.	570,223	$83,549,074
		377,119,169

Software (17.23%)
AppLovin Corp., Class A(a)	1,256,675	80,955,003
Microsoft Corp.	230,322	71,625,536
salesforce.com, Inc.(a)	316,804	73,698,115
Splunk, Inc.(a)	597,362	74,025,099
		300,303,753

TOTAL TECHNOLOGY		677,422,922

TOTAL COMMON STOCKS
(Cost $1,413,277,853)		1,717,762,237

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.08%)
Money Market Fund (1.08%)
Invesco Government & Agency Portfolio, Institutional Class	0.030%	18,905,192	18,905,192

TOTAL SHORT TERM INVESTMENTS
(Cost $18,905,192)			18,905,192

TOTAL INVESTMENTS (99.62%)
(Cost $1,432,183,045)			$1,736,667,429

Other Assets In Excess Of Liabilities (0.38%)			6,605,946

NET ASSETS (100.00%)			$1,743,273,375

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.24%)
Consumer, Cyclical (4.14%)
Home Furnishings (4.14%)
MillerKnoll, Inc.	1,197,388	$46,243,124

TOTAL CONSUMER, CYCLICAL		46,243,124

Consumer, Non-cyclical (28.58%)
Commercial Services (22.42%)
ABM Industries, Inc.	948,683	39,550,594
Colliers International Group, Inc.	252,214	36,863,598
ISS A/S(a)	2,565,299	47,932,319
PROG Holdings, Inc.(a)	1,237,996	49,284,621
Savills PLC	1,538,256	27,783,980
Sdiptech AB, Class B(a)	1,192,964	49,446,965
		250,862,077

Food (3.98%)
Premium Brands Holdings Corp.	472,579	44,605,301

Healthcare-Services (2.18%)
Medpace Holdings, Inc.(a)	137,358	24,375,551

TOTAL CONSUMER, NON-CYCLICAL		319,842,929

Financial (23.33%)
Diversified Financial Services (10.32%)
Upstart Holdings, Inc.(a)	572,237	62,379,555
Virtus Investment Partners, Inc.	202,850	53,081,788
		115,461,343

Real Estate (8.45%)
Cushman & Wakefield PLC(a)	3,527,577	74,043,841
Jones Lang LaSalle, Inc.(a)	82,036	20,573,809
		94,617,650

REITS (4.56%)
Park Hotels & Resorts, Inc.(a)	2,802,227	51,000,531

TOTAL FINANCIAL		261,079,524

Industrial (31.44%)
Building Materials (19.47%)
Curtiss-Wright Corp.	87,504	11,619,656
Forterra PLC	10,069,461	35,887,394
Ibstock PLC	20,297,873	53,832,836
SmartRent, Inc.(a)	7,376,854	56,654,239

	Shares	Value (Note 2)
Industrial (continued)
Building Materials (continued)
Victoria PLC(a)	4,684,054	$59,846,027
		217,840,152

Electrical Components & Equipment (7.86%)
EnerSys	613,150	45,943,330
Littelfuse, Inc.	155,860	42,077,524
		88,020,854

Electronics (4.11%)
Ituran Location and Control, Ltd.	1,911,688	45,995,213

TOTAL INDUSTRIAL		351,856,219

Technology (10.75%)
Software (10.75%)
Cerence, Inc.(a)	907,814	57,637,111
Porch Group, Inc.(a)	5,941,866	62,686,686
		120,323,797

TOTAL TECHNOLOGY		120,323,797

TOTAL COMMON STOCKS
(Cost $1,058,482,503)		1,099,345,593

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.49%)
Money Market Fund (0.49%)
Invesco Government & Agency Portfolio, Institutional Class	0.030%	5,476,952	5,476,952

TOTAL SHORT TERM INVESTMENTS
(Cost $5,476,952)			5,476,952

TOTAL INVESTMENTS (98.73%)
(Cost $1,063,959,455)			$1,104,822,545

Other Assets In Excess Of Liabilities (1.27%)			14,238,236

NET ASSETS (100.00%)			$1,119,060,781

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments
January 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments
January 31, 2022 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2022:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,717,762,237	$–	$–	$1,717,762,237
Short Term Investments	18,905,192	–	–	18,905,192
TOTAL	$1,736,667,429	$–	$–	$1,736,667,429

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,099,345,593	$–	$–	$1,099,345,593
Short Term Investments	5,476,952	–	–	5,476,952
TOTAL	$1,104,822,545	$–	$–	$1,104,822,545

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments
January 31, 2022 (Unaudited)

For the nine months ended January 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.